SHORT-TERM BORROWINGS (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Oct. 31, 2023	Oct. 11, 2023	Jan. 06, 2023	Dec. 31, 2022	Nov. 14, 2022	Oct. 11, 2022
SHORT-TERM BORROWING
Short-term borrowings		$ 3,939				$ 3,029
Cathy Bank
SHORT-TERM BORROWING
Short-term borrowings								$ 1,500
Interest rate (as a percent)								6.29%
Mortgaged property amount	$ 3,939
East West Bank
SHORT-TERM BORROWING
Interest rate (as a percent)								2.50%
Loan receivable, current					$ 2,439
Line of credit			$ 3,939
Ambow Education Inc | Cathy Bank
SHORT-TERM BORROWING
Short-term borrowings								$ 2,439
Interest rate (as a percent)					2.50%
Ambow Education Inc | East West Bank
SHORT-TERM BORROWING
Short-term borrowings							$ 1,500
Interest rate (as a percent)				6.29%